Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied. Certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with U.S. GAAP have been unaudited condensed or omitted consistent with Article 10 of Regulation S-X. In the opinion of management, the unaudited condensed consolidated financial statements and accompanying notes include all adjustments (consisting of normal recurring adjustments) considered necessary for the fair statement of the Company’s financial position, and results of operations and cash flows. Interim results of operations are not necessarily indicative of the results for the full year or for any future period.

Principles of consolidation

Principles of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and VIE’s subsidiaries for which the Company is the ultimate primary beneficiary for accounting purpose only under U.S. GAAP.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders. The Company owns 39.35% equity interest in Sunrise Guizhou, but has the power to cast a majority of votes at the meeting of the board of directors and governs the financial and operating policies of Sunrise Guizhou under an agreement among the shareholders.

All transactions and balances between the Company, its subsidiaries, the VIE and VIE’s subsidiaries have been eliminated upon consolidation.

Non-controlling interests

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. As of June 30, 2024, for the Company’s consolidated subsidiaries, the VIE and VIE’ s subsidiaries, non-controlling interests represent: a) a non-controlling shareholder’s 49% ownership interest in GMB (Beijing), and GMB Consulting; b) a non-controlling shareholder’s 60.65% ownership interest in Sunrise Guizhou; c) a non-controlling shareholder’s 49% ownership interest in GMB Culture, which has a subsidiary called GMB Technology; and d) a non-controlling shareholder’s 25% ownership interest in Shidong Cloud, and 40% ownership interest in Shidong Trading.

As of December 31, 2023, for the Company’s consolidated subsidiaries, the VIE and VIE’ s subsidiaries, non-controlling interests represent: a) a non-controlling shareholder’s 49% ownership interest in GMB (Beijing), GMB Consulting and Shidong Yike; b) a non-controlling shareholder’s 37.81% ownership interest in Sunrise Guizhou; c) a non-controlling shareholder’s 49% ownership interest in GMB Culture, which has a subsidiary called GMB Technology; and d) a non-controlling shareholder’s 25% ownership interest in Shidong Cloud, and 40% ownership interest in Shidong Trading.

Non-controlling interests are presented as a separate line item in the equity section of the Company’s unaudited condensed consolidated balance sheets and have been separately disclosed in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss to distinguish the interests from that of the Company.

Use of estimates

Use of estimates

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management, include, but are not limited to, the assessment of the allowance for credit loss, inventory valuation, depreciable lives of property and equipment, impairment of long-lived assets, impairment of long-term investments that do not have readily determinable fair values, realization of deferred tax assets and accretion to redemption value of redeemable non-controlling interests. Actual results could differ from those estimates.

Foreign currency translation

Foreign currency translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Company’s unaudited condensed consolidated financial statements are reported using the U.S. Dollars (“US$” or “$”). The results of operations and the unaudited condensed consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the unaudited condensed consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited condensed consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive loss included in unaudited condensed consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in preparing the unaudited condensed consolidated financial statements:

	June 30, 2024	December 31, 2023	June 30, 2023
Period-end spot rate	US$1= RMB 7.2672	US$1= RMB 7.0999	US$1= RMB 7.2513
Average rate	US$1= RMB 7.2150	US$1= RMB 7.0809	US$1= RMB 6.9283

Fair value measurements

Fair value measurements

The Company follows the provisions of ASC 820, Fair Value Measurements and Disclosures. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 - Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 - Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, restricted cash, accounts receivable, notes receivable, due from related parties, advance to suppliers, prepaid expenses and other current assets, short-term loan, deferred revenue, income taxes payable, accounts payable, note payable, due to related parties, accrued expenses and other current liabilities approximate their fair value based on the short-term maturity of these instruments. The carrying amount of long-term loans, financial lease liabilities, long-term payables and consideration payable approximates fair value as its interest rates are at the same level as the current market yield for comparable loans.

The Company’s non-financial assets, such as plant, property and equipment, land use rights and financial lease right-of-use assets would be measured at fair value only if they were determined to be impaired.

As a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of its certain fund investment. NAV is primarily determined based on information provided by external fund administrators. The Company’s investments valued at NAV as a practical expedient are private equity funds, which represent the short-term investment on the balance sheet.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash deposits in accounts maintained with commercial banks, as well as highly liquid investments which are unrestricted as to withdrawal or use and are readily convertible to known amounts of cash within three months. The interest incomes of highly liquid investments are reported in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss. The Company maintains the bank accounts in Mainland China and Hong Kong. Cash balances in bank accounts in Mainland China and Hong Kong are not insured by the U.S. Federal Deposit Insurance Corporation or other programs.

Restricted cash

Restricted cash

Restricted cash represents bank deposits with designated use, which cannot be withdrawn without certain approval or notice. Such restricted cash mainly relates to the deposit for commercial note issuance.

On August 4, 2022, Sunrise Guizhou entered into a line of credit financing contract with Bank of Guizhou for revolving credit for a term from August 4, 2022 to August 3, 2023. Pursuant to the line of credit contract, the Company was obliged to deposit fifty percent of the notes payable amount issued as restricted cash in the designated bank account in Bank of Guizhou. As of June 30, 2024 and December 31, 2023, the deposit for commercial note issuance was $nil and $1,976,675, respectively.

On December 14, 2023, Sunrise Guizhou entered into a banker’s acceptance note contract with Shanghai Pudong Development Bank Co., Ltd. (“SPD Bank”) for issuing banker’s acceptance note to the suppliers of Sunrise Guizhou. Pursuant to the contract, the Company was obliged to deposit fifty percent of the note payable amount issued as restricted cash in the designated bank account in SPD Bank. As of June 30, 2024 and December 31, 2023, the deposit for note issuance was $1,382,495 and $205,637, respectively.

Short-term investments

Short-term investments

The Company evaluates whether an investment is other-than-temporarily impaired based on the specific facts and circumstances. Factors that are considered in determining whether an other-than-temporary decline in value has occurred include the market value of the security in relation to its cost basis, the financial condition of the investee, and the intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investment.

Accounts receivable, net

Accounts receivable, net

Accounts receivables mainly represent amounts due from clients in the ordinary course of business and are recorded net of allowance for credit loss.

On January 1, 2023, the Company adopted ASC 326 Financial Instruments – Credit Losses (“ASC 326”) using the modified retrospective approach through a cumulative-effect adjustment to the accumulated deficit. Upon adoption, the Company changed its impairment model to utilize a current expected credit losses model in place of the incurred loss methodology for financial instruments measured at amortized cost. The Company had not recorded an adjustment to the opening accumulated deficit as of January 1, 2023 due to immaterial cumulative impact of adopting ASC 326.

The Company used an expected credit loss model for the impairment of financial instruments mentioned above as of period ends. For the allowance of the accounts receivable, the Company believes the aging of accounts receivables is a reasonable parameter to estimate expected credit loss, and determines expected credit losses for accounts receivables using an aging schedule as of period ends. The expected credit loss rates under each aging schedule were developed on the basis of the average historical loss rates from previous years, and adjusted to reflect the effects of those differences in current conditions and forecasted changes. The Company measured the expected credit losses of accounts receivables on a collective basis. When an accounts receivable does not share risk characteristics with other accounts receivables, management will evaluate such accounts receivable for expected credit loss on an individual basis. Doubtful accounts balances are written off and deducted from allowance for credit loss, when receivables are deemed uncollectible, after all collection efforts have been exhausted and the potential for recovery is considered remote. The allowance for credit loss was $7,831,776 and $8,016,322 as of June 30, 2024 and December 31, 2023, respectively.

Inventories

Inventories

The inventories as of June 30, 2024 consisted of raw materials, materials in transit, work in process and finished goods. Finished goods were mainly graphite anode materials.

The costs of inventories include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Inventory shall be measured at the lower of cost and net realizable value. Net realizable value is estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. When evidence exists that the net realizable value of inventory is lower than its cost, the difference shall be recognized as a loss in earnings in the period in which it occurs.

The impairment of inventories provided for lower of cost and net realizable value was $2,845,727, and $nil for the six months ended June 30, 2024 and 2023, respectively.

Lease

Lease

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for a consideration.

To assess whether a contract is or contains a lease, the Company assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

A lease arrangement is being evaluated for classification as operating or financing upon lease commencement. The right-of-use assets and related lease liabilities are recognized at the lease commencement date.

Lease liabilities, which represent the Company’s obligation to make lease payments arising from the lease, and corresponding right of-use assets, which represent the Company’s right to use an underlying asset for the lease term, are recognized at the commencement date of the lease based on the present value of fixed future payments, calculated using the discount rate implicit in the lease, if available, or the Company’s incremental borrowing rate.

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Finance lease

Finance leases are generally those leases that transfer ownership to the Company or allow the Company to purchase assets at a nominal amount by the end of the lease term. Assets acquired under finance leases are recorded as finance lease right-of-use, or ROU, assets.

The Company’s leases have initial terms ranging from 2 to 3 years for the Company. The lease term includes the lessee’s option to purchase assets at a nominal amount by the end of the lease term. As the lease transfers ownership of the underlying asset to the Company and the Company is reasonably certain to exercise an option to purchase the underlying asset, the Company amortizes the finance lease right-of-use asset to the end of the useful life of the underlying asset.

For finance lease, lease expense is generally front-loaded as the finance lease ROU asset is depreciated on a straight-line basis over the amortization period, but interest expense on the lease liability is recognized in interest expense using the effective interest method which results in more expense during the early years of the lease.

Operating lease

For operating leases, lease expense relating to fixed payments is recognized on a straight-line basis over the lease term. Additionally, the Company elected not to recognize leases with lease terms of 12 months or less at the commencement date. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities.

Sales and leaseback contracts

The Company enters into sale and leaseback transactions. The Company acts as the seller-lessee, transfers its assets to a third-party entity (the buyer-lessor) and then leases the transferred assets back from the buyer-lessor at a contract designated rental price. The Company evaluates if sales of the underlying assets in the sale and leaseback contract have occurred in accordance with ASC 606. When a sale and leaseback transaction does not qualify for sale accounting, the transaction is accounted for as a financing transaction by the seller-lessee and a lending transaction by the buyer-lessor. The seller-lessee shall not derecognize the transferred asset and shall account for any amounts received as a financial liability.

Plant, property and equipment, net

Plant, property and equipment, net

Plant, property and equipment are stated at cost less accumulated depreciation. Depreciation of plants, property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Building	22 to 30 years
Machines	10 years
Electronic equipment	3 years
Furniture, fixtures and equipment	3 years
Vehicle	3 years
Leasehold improvements	The shorter of useful life and lease term

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the unaudited condensed consolidated statements of operation and comprehensive loss in other income or expenses.

Land use right, net

Land use right, net

Land use rights are recorded at cost less accumulated amortization. Land use rights are amortized on a straight-line basis over the remaining term of the land certificates, from 40 years to 50 years.

Intangible assets, net

Intangible assets, net

The Company’s intangible assets represent intellectual property rights on manufacturing graphite anode materials from capital injection by a non-controlling shareholder of Sunrise Guizhou and the copyright of course videos purchased from a third party including but not limited to course videos which cover subjects such as entrepreneurship development, financial service, corporate governance, team management, marketing strategy and etc. Intangible assets are stated at cost less accumulated amortization and impairment. Intangible assets are amortized on a straight-line basis over their estimated useful lives. The estimated useful lives of intangible assets are determined to be 5 to 10 years in accordance with the period the Company estimates to generate economic benefits from such intellectual property rights and copyright.

Long-term investments

Long-term investments

Equity method investments in investees represent the Company’s investments in privately held companies, over which it has significant influence but does not own a majority equity interest or otherwise control. The Company applies the equity method to account for an equity investment, in common stock or in-substance common stock, according to ASC 323 “Investment — Equity Method and Joint Ventures”.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Company considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated income statements and its share of post-acquisition movements in accumulated other comprehensive income is recognized in shareholders’ equity. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee. Investment income (loss) for long-term investments of $84,295 and $(3,016) was recorded in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss for the six months ended June 30, 2024 and 2023, respectively.

For other equity investments that do not have readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock, the Company accounts for these investments at cost minus any impairment, if necessary.

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Company considers in its determination are the length of time that the fair value of the investment is below the Company’s carrying value, and the financial condition, operating performance and the prospects of the equity investee. If the decline in fair value is deemed to be other than temporary, the carrying value of the equity investee is written down to fair value. No impairment charges were recorded in investment losses in the Company’s unaudited condensed consolidated statements of operation and comprehensive loss for the six months ended June 30, 2024 and 2023.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets, including plant, property and equipment, intangible asset, land use rights and finance lease right-of-use assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset or asset group may not be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets or assets group to the estimated undiscounted future cash flows expected to result from the use of the assets or asset group and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets or assets group, the Company would recognize an impairment loss based on the fair value of the assets or assets group, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Asset acquisition

Asset acquisition

When the Company acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets’ carrying amounts on the Company’s unaudited condensed consolidated financial statements. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair value and does not give rise to goodwill.

Redeemable non-controlling interests

Redeemable non-controlling interests

Redeemable non-controlling interests represent redeemable preferred shares financing in Sunrise Guizhou from a non-controlling shareholder. As the preferred shares could be redeemed by the shareholder upon the occurrence of certain events that are not solely within the control of the Company, these shares are accounted for as redeemable non-controlling interests. The Company assesses the probability of redemption by the holder of the redeemable non-controlling interests. Due to the probability of being redeemed, the Company adjusts the carrying amount of the mezzanine equity to the redemption value at the end of each reporting period as if it was the redemption date for the redeemable non-controlling interest. The Company accounts for the changes in accretion to the redemption value in accordance with ASC 480, Distinguishing Liabilities from Equity. The redeemable non-controlling interests are recorded at redemption value. The Company adopts equity classification method to classify the ASC 480 offsetting entry as an adjustment to retained earnings (or additional paid-in capital in the absence of retained earnings).

The Company assesses whether an amendment to the terms of its redeemable non-controlling interests is an extinguishment or a modification based on a qualitative evaluation of the amendment. If the amendment adds, removes, significantly changes to a substantive contractual term or to the nature of the overall instrument, the amendment results in an extinguishment of the redeemable non-controlling interests. The Company also assesses if the change in terms results in value transfer between redeemable non-controlling interests and ordinary shareholders. When redeemable non-controlling interests are extinguished, the difference between the carrying amount and the fair value of the redeemable non-controlling interests is recorded against equity.

Share-based compensation

Share-based compensation

Share-based compensation is measured based on the grant date fair value of the equity instrument. Share-based compensation expenses are recognized over the requisite service period based on the graded vesting attribution method with corresponding impact reflected in additional paid-in capital. When no future services are required to be performed by grantees in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Company elects to recognize forfeitures when they occur.

Government subsidies

Government subsidies

The Company’s PRC based subsidiary received government subsidies from local government. Government subsidies are recognized when there is reasonable assurance that the attached conditions will be complied with. When the government subsidy relates to an expense item, it is net against the expense and recognized in the unaudited condensed consolidated statements of operations and comprehensive loss over the period necessary to match the subsidy on a systematic basis to the related expenses. Where the subsidy relates to an asset acquisition, it is recognized as income in the unaudited condensed consolidated statements of operations and comprehensive loss in proportion to the useful life of the related assets. Government grants received for the six months ended June 30, 2024 and 2023 were $107,912 and $187,636, respectively. As of June 30, 2024 and December 31, 2023, the deferred government grants were $2,752,092 and $2,816,941, respectively.

Revenue recognition

Revenue recognition

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

The Company mainly offers and generates revenue from five kinds of services to its clients in China, sales of graphite anode materials, member services, enterprise services, online services and other services. Enterprise services include comprehensive tailored services, sponsorship advertising services, and consulting services.

Revenue recognition policies for each type of the Company’s services are discussed as follows:

Sales of graphite anode materials

The Company’s major business is to sell graphite anode materials to its customers. The Company’s major customers are manufacturers of industrial and consumer energy storage lithium-ion batteries, such as batteries for electric vehicles and electric ships, and smart consumer electronics. The Company examines the availability of the inventory, takes control of products in its own and third-party warehouses, and then organizes the shipping and delivery of products to customers after the purchase orders are received from customers.

The Company accounts for revenue from sales of graphite anode materials on a gross basis as the Company is responsible for fulfilling the promise to provide the desired products to customers, and is subject to inventory risk before the product ownership and risk are transferred and has the discretion in establishing prices. All of the Company’s contracts and purchase orders are fixed prices and have one single performance obligation as the promise is to transfer the products to customers, and there are no separately identifiable other promises in the contracts. The Company’s revenue from sales of graphite anode materials is recognized at a point in time when title and risk of loss passes and the customer accepts the goods, which generally occurs at delivery. There is no separate rebate, discount, or volume incentive involved. Revenue is reported net of all value added taxes (“VAT”).

Member services

The Company offers three tiers of member services, Platinum, Diamond and Protégé, which differ in membership fees as well as the level of the services provided. Members pay a fixed fee for exchange of the right to participate in organized activities offered by the Company, such as study tours and forums, typically within one-year membership period. Any non-participating activities will expire and not be refunded beyond the agreed-upon period. Each member is entitled to choose from same activities offered by the Company for a total of seven times but different level of membership will receive different level of privileges at each activity, such as seating arrangement or private consultation opportunity etc. The activities for Platinum Members are also open to non-members, who pay a pre-set fee for participating in a single activity, while the Company does not offer Diamond and Protégé services to non-members separately.

Each activity represents a separate performance obligation, which is typically 5 days or less. The Company uses an expected cost plus margin approach to estimate the standalone selling prices of each activity. As Members can benefit from each activity on their own in the same way and there is no material difference in the Company’s delivery costs, such as number of staffs involved and size of each activity. Therefore, membership fees are equally allocated to seven performance obligations when the Company determines the transaction price of each performance obligation.

The Company recognizes membership fees as revenue upon completion of each activity as the duration of each activity is short. Membership fees from non-participating activity will be recognized when the agreed-upon period has expired. Membership fees collected in advance are recorded as deferred revenue on the unaudited condensed consolidated balance sheets.

Enterprise services

The Company charges its clients service fees for providing enterprise services, which mainly include comprehensive tailored services, sponsorship advertising services and consulting services.

Comprehensive tailored services

The comprehensive tailored services provide tailored packaged services to small and medium business, including conference and salon organization, booth exhibition services, on-site Mentors’ guidance, and other value-added services. The Company typically signs one-year framework agreements and a tailored services contract with the clients, which list the types of tailored services as ordered by the clients to fit their specific needs. Each tailored service is a separate performance obligation under ASC 606, as these performance obligations are distinct, the clients can benefit from each service on their own and the Company’s promises to deliver the services are separately identifiable from each other in the services contract. The performance of each tailored service is usually on a specific date designated by the clients.

The Company establishes a uniform list for the unit price of each type of tailored services with reference to quoted market prices. If no quoted market price is available, the price will be estimated by using an expected cost plus a margin approach.

The Company recognizes the price for each tailored service as revenue when the service has been provided on a specific date designated and the receipt of each tailored service is confirmed by the clients. If a client does not request certain items of the tailored services included in the services contract during the agreed-upon period, the Company will not refund the service fees and the revenue will be recognized upon expiration of service contracts. The tailored services fees collected before providing services are recorded as deferred revenue on the unaudited condensed consolidated balance sheets.

Consulting services

The Company provides consulting services to small and medium-sized enterprises by helping them to develop strategies and solutions including corporate reorganization, product promotion and marketing, industry supply chain integration, corporate governance, financing and capital structure, etc. The consulting services are tailored to meet each client’s specific needs and requirements.

Consulting fees are based on the specifics of the services provided, for instance, time and efforts required, etc. The Company considers comprehensive factors and determines prices with reference to quoted market prices. If no quoted market price is available, the price will be estimated by using an expected cost plus a margin approach.

Consulting fees are recognized as revenue when services have been provided and receipt of consulting services is confirmed by clients as the duration of services is short, typically one month or less. Consulting fees collected before providing any service are presented as deferred revenue on the unaudited condensed consolidated balance sheets.

Online services

The Company provides two types of online services to the Company’s APP Users, which are questions and answers (Q&A) session with chosen Mentors and online streaming of courses and programs. Top-up credits are paid by Users through the Company’s APP platform, using which Users can purchase the online services.

Users can raise questions to chosen Mentors or Experts with a fixed fee per Q&A session preset by Mentors or Experts. The Q&A session is usually provided by chosen Mentors or Experts within a course of a 72-hour period. The Company charges 30% of the Q&A fees as a facilitator of online services. The Q&A fees are allocated to the Company and chosen Mentors or Experts automatically by the APP on a 30%/70% split upon completion of Q&A sessions. The Company recognizes this online service fees as revenue at completion of Q&A sessions on a net basis, i.e., in the amount of 30% of allocated Q&A fees, as the Company merely provides a platform for its Users and is not the primary obligor of the Q&A session, neither has risks and rewards as principal.

The Company granted Users the access to view various online courses and programs. Users can subscribe to an annual VIP at a rate of RMB299. The VIP grants Users the access right to the Company’s VIP courses and programs over the subscription period. The Company recognizes the VIP annual subscription fees as revenue on a straight-line basis over VIP subscription period. Users can also purchase à la carte courses and programs at a rate from RMB 9.9 to 299 per course or program by top-up credits through the Company’s APP platform. The payment for the à la carte course and program is not refundable. After the payment is collected by the Company, the Users obtain unlimited access to the courses and programs they purchased for without limitation. The Company recognizes the fees a la carte courses and programs as revenue at the point of time that Users obtain the access to the courses and programs.

Other services fees are mainly derived from non-member participation of study tours and forums at the service level of Platinum Members. The Company charges non-members a fixed fee for each Member activity and the price for non-members is determined based on the Company’s allocated Member pricing for each activity. Fees are usually collected on site at the date of each activity and revenues are recognized at the completion of such activity.

Contract assets and liabilities

The Company’s contract liabilities consist of deferred revenues, primarily relating to the advance consideration received from customers, which include the advance member service fees and enterprise service fees received from customers. The amount from customers before provision of service is recognized as deferred revenue. The deferred revenue is recognized as revenue once the criteria for revenue recognition are met.

The Company recognized $341,528 and $349,049 in revenue for the six months ended June 30, 2024 and 2023, respectively, which related to contract liabilities that existed at December 31, 2023 and 2022, respectively. The balances as of June 30, 2024 and December 31, 2023 are expected to be recognized as revenue within one year.

There was no contract asset recorded as of June 30, 2024 and December 31, 2023.

Cost of goods sold

Cost of goods sold

The cost of goods sold for the six months ended June 30, 2024 and 2023 was primarily the cost of finished goods of graphite anode materials, including labor, overhead, depreciation and amortization of long-lived assets, single granular coke, secondary granular coke, and mixed batches of single particle and secondary coke, depreciation and amortization, labor cost, outsourcing fee and freight. Cost of goods sold was $21,984,752 and $19,504,158 for the six months ended June 30, 2024 and 2023, respectively.

Service costs

Service costs

Service costs primarily include (1) the cost of holding events and activities, such as venue rental fees, conference equipment fees, (2) professional and consulting fees paid to third parties for the Company’s activity; (3) the fees paid to Mentors and Experts; and (4) labor costs. Service costs were $281,030 and $585,006 for the six months ended June 30, 2024 and 2023, respectively.

Income taxes

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the unaudited condensed consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for unaudited condensed consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company believes there were no uncertain tax positions as of June 30, 2024 and December 31, 2023. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated. The Company will recognize interest and penalties, if any, related to unrecognized tax benefits on the income tax expense line in the accompanying unaudited condensed consolidated statement of operations. Accrued interest and penalties will be included on the related tax liability line in the unaudited condensed consolidated balance sheet. Interest and penalties incurred related to underpayment of income tax will be classified as income tax expense in the period incurred.

Loss per share

Loss per share

The Company computes loss per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing the loss available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares.

For the six months ended June 30, 2024 and 2023, the potentially dilutive securities that were not included in the calculation of dilutive EPS in those periods where their inclusion would be anti-dilutive include restricted share units of 303,543 and 1,278,159, respectively.

Comprehensive loss

Comprehensive loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net loss. Other comprehensive loss consists of foreign currency translation adjustment resulting from the Company translating its financial statements from functional currency into reporting currency.

Risks and uncertainties

Risks and uncertainties

Currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In Mainland China, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in Mainland China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The Company maintains certain bank accounts in the Mainland China. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in Mainland China are required to purchase deposit insurance for deposits in RMB and in foreign currency placed with them. Such Deposit Insurance Regulation would not be effective in providing complete protection for the Company’s accounts, as its aggregate deposits are much higher than the compensation limit, which is RMB 500,000 for one bank. However, the Company believes that the risk of failure of any of these Mainland China banks is remote. Bank failure is uncommon in Mainland China and the Company believes that those Mainland China banks that hold the Company’s cash and cash equivalents are financially sound based on public available information.

The Company also maintains certain bank accounts in Hong Kong. The Hong Kong Deposit Protection Scheme insures eligible deposits up to HK$ 500,000 per depositor per bank.

Other than the deposit insurance mechanism in the Mainland China and Hong Kong mentioned above, the Company’s bank accounts are not insured by the U.S. Federal Deposit Insurance Corporation insurance or other insurance.

Concentration and credit risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash and cash equivalents and restricted cash. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. The Company deposits its cash and cash equivalents and restricted cash with financial institutions located in jurisdictions where the subsidiaries are located. The Company believes that no significant credit risk exists as these financial institutions have high credit quality.

The Company’s also exposure to credit risk associated with its trading and other activities is measured on an individual counterparty basis, as well as by group of counterparties that share similar attributes. There was $13,241,568 of revenue from one client which represented 59% of the total revenues for the six months ended June 30, 2024. There was $8,291,015 and $ 8,156,554 of revenue from two clients which represented 40% and 39% of the total revenues for the six months ended June 30, 2023.

There was $9,483,251 of account receivable from one client which represented 75% of the account receivable as of June 30, 2024. There were $2,008,773, $1,932,857, $1,884,206 and $1,340,182 of account receivable from four clients which represented 22%, 22%, 21% and 15% of the total account receivable as of December 31, 2023, respectively.

Concentrations of credit risk can be affected by changes in political, industry, or economic factors. To reduce the potential for risk concentration, The Company generally requires advanced payment before delivery of the services but may extend unsecured credit to its clients in the ordinary course of business. Credit limits are established and exposure is monitored in light of changing counterparty and market conditions. The Company did not have any material concentrations of credit risk outside the ordinary course of business as of June 30, 2024 and December 31, 2023.

Interest rate risk

Fluctuations in market interest rates may negatively affect the financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposit and floating rate borrowings, and the risks due to changes in interest rates are not material. The Company has not used any derivative financial instruments to manage its interest risk exposure.

Other uncertainty risk

The Company’s major operations are conducted in the PRC. Accordingly, the political, economic, and legal environments in the PRC, as well as the general state of the PRC’s economy may influence the Company’s business, financial condition, and results of operations.

The Company’s major operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic, and legal environment. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, and rates and methods of taxation, among other things. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. The amendments in this ASU are effective for public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. A public entity should apply the amendments in this update retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the impact of the amendments on its unaudited condensed consolidated financial statements.

In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures. The amendments address more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The amendments in this ASU are effective for public business entities for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Company is still evaluating the effect of the adoption of this guidance.